Deferred Income Tax and income Tax Expense - Schedule of Tax Impacts Recognized Directly To Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Before recognition
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	₩ 627,461	₩ 7,626	₩ 163,750
Gain (loss) on valuation of hedge instruments	76,169	(17,707)	(30,168)
Remeasurements of net defined benefit liabilities	(1,992)	(159,757)	(179,129)
Share of gain (loss) of associates and joint ventures, and others	(12,051)	4,715	28,715
Exchange differences on translation for foreign operations	(42,437)	59,053	32,376
Gain or loss on disposal of treasury stock	(125)	(76)	402
Total	647,025	(106,146)	15,946
Tax effect
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	(169,101)	(1,932)	(41,945)
Gain (loss) on valuation of hedge instruments	(19,527)	4,555	7,555
Remeasurements of net defined benefit liabilities	18,338	42,700	41,664
Share of gain (loss) of associates and joint ventures, and others	3,248	(1,194)	(7,225)
Exchange differences on translation for foreign operations	11,437	(14,958)	(8,146)
Gain or loss on disposal of treasury stock	33	19	(101)
Total	(155,572)	29,190	(8,198)
After recognition
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	458,360	5,694	121,805
Gain (loss) on valuation of hedge instruments	56,642	(13,152)	(22,613)
Remeasurements of net defined benefit liabilities	16,346	(117,057)	(137,465)
Share of gain (loss) of associates and joint ventures, and others	(8,803)	3,521	21,490
Exchange differences on translation for foreign operations	(31,000)	44,095	24,230
Gain or loss on disposal of treasury stock	(92)	(57)	301
Total	₩ 491,453	₩ (76,956)	₩ 7,748